Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Financial Position (Parentheticals) (Details) - Convertible Redeemable Preferred Shares [Member] - Parent Company [Member] - USD ($)
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statement of Financial Position [Line Items]
Convertible redeemable preferred shares aggregate liquidation preference	$ 644,132,365	$ 604,496,457
Convertible redeemable preferred shares aggregate redemption value	$ 2,861,748,733	$ 2,326,363,413